Cash and cash equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents
Bank balances	€ 26,629	€ 190,286
Call deposits	11,900	0
Cash and cash equivalents in the statement of cash flows	€ 38,529	€ 190,286	€ 197,630	€ 146,854